Restructuring - Schedule of Restructuring and Related Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Incurred restructuring cost			$ 497
2017 Plan
Restructuring Cost and Reserve [Line Items]
Incurred restructuring cost	$ 451	$ 485
Completed Plan Total	1,433
Workforce reduction | 2017 Plan
Restructuring Cost and Reserve [Line Items]
Incurred restructuring cost	205	115	299
Completed Plan Total	619
Technology rationalization | 2017 Plan
Restructuring Cost and Reserve [Line Items]
Incurred restructuring cost	39	47	33
Completed Plan Total	119
Incurred contract termination costs	0	5	1
Lease consolidation | 2017 Plan
Restructuring Cost and Reserve [Line Items]
Incurred restructuring cost	33	28	8
Completed Plan Total	69
Incurred contract termination costs	33	25	8
Asset impairments | 2017 Plan
Restructuring Cost and Reserve [Line Items]
Incurred restructuring cost	14	13	26
Completed Plan Total	53
Other Restructuring | 2017 Plan
Restructuring Cost and Reserve [Line Items]
Incurred restructuring cost	160	282	131
Completed Plan Total	573
Incurred contract termination costs	$ 13	$ 85	$ 3